Value of Business Acquired and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2014
Value of Business Acquired and Changes in the Balance

VOBA at December 31 and the changes in the balance for the years then ended are as follows:

	2014	2013	2012
Balance, beginning of year	$—	—	—
Interest	314	439	573
Amortization	(3,479)	(4,327)	(5,218)
Change in shadow VOBA	3,165	3,888	4,645

Balance, end of year	$—	—	—

Net Amortization of Value of Business Acquired	The net amortization of the VOBA in each of the next five years is expected to be as follows:

2015	$2,267
2016	1,727
2017	837
2018	807
2019	1,576

Intangible Assets

Intangible assets at December 31 and the changes in the balance for the years then ended are as follows:

	2014	2013	2012
Balance, beginning of year	$2,120	3,271	3,435
Amortization	(70)	(1,151)	(164)

Balance, end of year	$2,050	2,120	3,271